Common Stock	12 Months Ended
Dec. 31, 2024
Common Stock [Abstract]
Common Stock
12. COMMON STOCK
Authorized : Unlimited number of non-par value common shares.
2024 2023
Issued and outstanding:
millions
of shares

millions of
dollars
millions of
shares

millions of
dollars
Balance, January 1

284.12 $

8,462

269.95 $

7,762
Issuance of common stock under ATM program
(1)(2)

5.12

261

8.29

397
Issued under the DRIP,

net of discounts

6.10

291

5.26

272
Senior management stock options exercised and Employee Share
Purchase Plan

0.60

28

0.62

31
Balance, December 31

295.94 $

9,042

284.12 $

8,462
(1) For the year ended December 31, 2023, a

total of
8,287,037

common shares were issued under Emera's ATM program at an
average price of $ 48.27

per share for gross proceeds of $
400

million ($
397

million net of after-tax issuance costs).
(2) For the year ended December 31, 2024, a

total of
5,117,273

common shares were issued under Emera's ATM program at an
average price of $ 51.52

per share for gross proceeds of $
264

million ($
261

million net of after-tax issuance costs). As at December
31, 2024, an aggregate gross sales limit of $ 336

million remained available for issuance under the

ATM program.
As at December 31, 2024, the following common shares

were reserved for issuance:
6

million (2023 –
6
million) under the senior management stock option plan, 2

million (2023 –
2

million) under the employee
common share purchase plan and 12

million (2023 –
18

million) under the DRIP.

The issuance of common shares under the common share compensation arrangements does not allow
the plans to exceed 10

per cent of Emera's outstanding common shares. As at

December 31, 2024,
Emera was in compliance with this requirement.
ATM Equity Program
On November 18, 2024, Emera increased the size of

the ATM Program to

allow the Company to issue up
to $ 1

billion of common shares from treasury to the public from

time to time, at the Company's discretion,
at the prevailing market price. The ATM

Program was increased by an amendment dated November 18,
2024 to its prospectus supplement dated November 14, 2023 and an amendment dated November 13,
2024 to its short form base shelf prospectus dated October 3,

2023.